Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities	Organization and principal activities

ATRenew Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on November 22, 2011. The Company through its subsidiaries (collectively, the “Group”) primarily sell pre-owned consumer electronics through its online platforms and other channels and provide services to third-party merchants to sell the products through its platforms. The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).

As of December 31, 2025, the Company’s major subsidiaries are as follows:

Subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of direct/indirect ownership
Shanghai Wanwuxinsheng	May 21, 2010	Chinese Mainland	100%
AiHuiShou International Company Limited	January 13, 2012	Hong Kong	100%
Shanghai Aihui	August 16, 2012	Chinese Mainland	100%
Shanghai Yueyi Network Information Technology Co., Ltd (“Shanghai Yueyi”)	September 6, 2015	Chinese Mainland	100%
AHS Device Hong Kong Limited	March 8, 2017	Hong Kong	100%
Changzhou Yueyi Network Information Technology Co., Ltd (“Changzhou Yueyi”)	June 23, 2017	Chinese Mainland	100%
Qingdao Yueyi Network Information Technology Co., Ltd (“Qingdao Yueyi”)	October 11, 2023	Chinese Mainland	100%
Qingdao Yueqing Network Information Technology Co., Ltd (“Qingdao Yueqing”)	December 13, 2023	Chinese Mainland	100%
Jinan Yueqing Network Information Technology Co., Ltd (“Jinan Yueqing”)	April 24, 2024	Chinese Mainland	100%